SERIES 2 CONVERTIBLE NOTES (Details) - USD ($)			12 Months Ended
	Nov. 06, 2020	Jun. 04, 2020	Sep. 30, 2021	Sep. 30, 2020
Debt Conversion [Line Items]
Common Stock, Par Value			$ 0.001	$ 0.001
Interest expense			$ 150,531	$ 18,534
Convertible Notes Payable
Debt Conversion [Line Items]
Debt Instrument, Term	3 years	3 years
Common Stock, Par Value	$ 0.001	$ 0.001
VWAP (in dollars per share)	$ 0.32	$ 0.32
Number of consecutive trading days for minimum VWAP	15 days	15 days
Percentage of unpaid principal amount for outstanding note obligations	35.00%	35.00%
Percentage on Interest for Outstanding Note Obligations	10.00%	10.00%
Interest rate on the convertible debt	10.00%	10.00%
Interest expense			$ 150,000	$ 18,000
Series 2 convertible notes
Debt Conversion [Line Items]
Aggregate principal amount	$ 1,050,000
Conversion Price (in dollars per share)	$ 0.25